Financial Assets Measured at Fair Value Through Other Comprehensive Income (Details) - USD ($)					5 Months Ended	12 Months Ended
		Dec. 30, 2025	Jun. 26, 2025	Dec. 20, 2024	Sep. 12, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 16, 2025	Mar. 07, 2025	Mar. 03, 2025	Oct. 31, 2023	May 31, 2023
Financial Assets Measured at Fair Value Through Other Comprehensive Income [Line Items]
Acquired ordinary shares (in Shares)	[1]					431,892	416	22
Incorporated amount							$ 903,000
Increase in non-controlling interest					$ 2,718,800
Increase (decrease) through disposal of subsidiary, equity					$ 1,086,000		3,178,598
Percentage of equity interest									30.00%
Share value						$ 6,651,698	1,890,495	$ 970,024
Disposed Shares (in Shares)		5,118,827
Ownership interest rate				0.30%
Ownership interests value				$ 100,000
Financial assets at fair value through other comprehensive income						$ 17,513,555	28,547,482
Consideration amount							$ 16,096,482
Globexus Holding Corp’s [Member]
Financial Assets Measured at Fair Value Through Other Comprehensive Income [Line Items]
Shares acquired (in Shares)													500
Share swap													$ 1,500,000
Sagtec Global Limited [Member]
Financial Assets Measured at Fair Value Through Other Comprehensive Income [Line Items]
Ordinary shares (in Shares)										529,200		800,000
Consultancy services valued												$ 1,600,000
YY Group Holding Limited [Member]
Financial Assets Measured at Fair Value Through Other Comprehensive Income [Line Items]
Ordinary shares (in Shares)							8,118,827
Percentage of equity interest							13.00%
Share value							$ 32
Reveillon Group Limited [Member]
Financial Assets Measured at Fair Value Through Other Comprehensive Income [Line Items]
Acquired ordinary shares (in Shares)						16,130,000
Shares acquired (in Shares)											13,130,000
Consultancy services valued											$ 39,390,000
Percentage of equity interest						24.80%					20.20%
Credilab Technology Sdn Bhd [Member]
Financial Assets Measured at Fair Value Through Other Comprehensive Income [Line Items]
Increase in non-controlling interest		$ 15,356,481
Quantgold Data Group Limited [Member]
Financial Assets Measured at Fair Value Through Other Comprehensive Income [Line Items]
Ownership interest rate			30.00%
Financial assets at fair value through other comprehensive income			$ 30,000,000
Founder Group Limited [Member]
Financial Assets Measured at Fair Value Through Other Comprehensive Income [Line Items]
Acquired ordinary shares (in Shares)							700,000

[1]	Giving retroactive effect to the to 49 reverse share split effected on November 5, 2024, 1 to 20 reverse share split effected on April 3, 2025, 1 to 30 reverse share split effected on September 16, 2025 and 1 to 60 reverse share split effected on February 27, 2026